UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804870.105

HIM-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,529,220
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,036,410
		2,565,630
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,575,456
Arizona - 3.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,147,211
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,025,890
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (g)	1,300,000	1,320,527
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(g)	1,000,000	993,280
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,354,910
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,262,766
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,531,547
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,337,290
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	995,460
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,097,380
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,221,755
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,036,740
Series 2009 A, 5% 7/1/39	2,500,000	2,480,700
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,285,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/38	3,100,000	3,099,845
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	$ 1,000,000	$ 851,260
5.25% 12/1/22	1,500,000	1,322,535
		31,364,621
California - 12.5%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,727
5% 11/1/24	2,400,000	2,424,024
5% 6/1/27 (AMBAC Insured)	600,000	590,226
5% 9/1/27	1,410,000	1,386,890
5% 3/1/31	1,800,000	1,694,952
5% 9/1/31	1,500,000	1,411,590
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	799,302
5% 9/1/32	1,600,000	1,493,472
5% 8/1/33	1,300,000	1,205,074
5% 9/1/33	1,800,000	1,668,330
5% 8/1/35	2,400,000	2,203,104
5% 9/1/35	2,600,000	2,386,384
5.125% 11/1/24	600,000	606,210
5.25% 2/1/16	1,000,000	1,068,850
5.25% 2/1/24	1,000,000	1,014,340
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	501,735
5.25% 2/1/28	1,200,000	1,200,840
5.25% 2/1/33	2,000,000	1,934,500
5.25% 12/1/33	20,000	19,332
5.25% 3/1/38	2,600,000	2,470,910
5.5% 8/1/27	2,100,000	2,153,865
5.5% 8/1/29	2,800,000	2,837,604
5.5% 8/1/30	2,000,000	2,016,920
5.5% 11/1/33	5,400,000	5,399,514
6% 4/1/38	4,400,000	4,546,080
6.5% 4/1/33	3,800,000	4,096,134
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	974,100
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,070,983
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,499,526
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	$ 1,000,000	$ 1,009,420
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,748,560
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,583,472
5% 11/1/21	1,760,000	1,680,078
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	945,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,703,485
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,339,261
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,413,020
Series 2005 H, 5% 6/1/18	1,425,000	1,433,479
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,492,990
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	505,450
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	971,660
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,151,150
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,242,201
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	495,873
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	372,788
5.75% 1/15/40	600,000	465,534
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,650,000	4,582,715
5% 6/1/45	1,000,000	811,100
Series 2007 A1, 5% 6/1/33	400,000	266,368
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Long Beach Unified School District Series A, 5.5% 8/1/29	$ 1,000,000	$ 1,043,730
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,154,110
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,827,440
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,243,918
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,105,620
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,006,540
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,064,360
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,103,540
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18 (c)	1,575,000	1,716,136
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	988,780
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	215,930
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,600,580
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,173,139
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	589,340
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,368,544
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	571,960
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	666,318
5.5% 5/15/20 (AMBAC Insured)	740,000	747,711
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,689,138
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.75% 5/15/30	$ 5,985,000	$ 6,424,060
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,038,018
		119,258,554
Colorado - 1.9%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,935,940
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,574,412
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	863,225
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,764,740
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	184,140
Series A, 5% 7/1/14	570,000	512,726
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,115,344
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	903,468
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	3,376,167
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,044,960
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,314,252
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	728,535
		18,317,909
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,245,600
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,123,272
		5,368,872
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 1,121,868
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,851,165
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,509,385
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,678,656
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,487,616
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,808,643
		14,457,333
Florida - 3.6%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	980,400
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,024,880
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,506,390
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	610,386
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,720
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,065,760
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	538,520
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	761,500
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	921,490
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,120,538
Series 2006 G:
5% 11/15/16	95,000	98,810
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,777
5.125% 11/15/18	965,000	992,358
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	40,723
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/14	$ 875,000	$ 918,759
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	143,016
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	505,000	468,448
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	70,000	80,722
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,388,173
5% 7/1/19	2,230,000	2,207,589
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (c)	1,000,000	1,005,320
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,012,140
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	999,930
Series 2009 B, 5% 10/1/18	4,790,000	4,903,427
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	1,969,880
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,254,240
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	1,200,000	1,124,376
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,000,000	1,000,690
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	521,775
		33,761,737
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,056,040
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,036,170
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,311,968
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.: - continued
Series 2004:
5% 11/1/43	$ 9,070,000	$ 8,641,533
Series 2009 A:
6% 11/1/25	3,000,000	3,029,370
6.25% 11/1/39	3,500,000	3,425,170
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,227,566
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	656,733
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,074,654
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	844,059
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,332,071
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,415,000	1,441,827
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,500,000	1,492,575
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,379,139
		32,948,875
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,300,000	1,404,871
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,245,138
		2,650,009
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,252,596
Illinois - 9.8%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	959,569
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	646,150
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 4,975,950
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,089,583
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,121
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,605,077
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	32,027
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	256,010
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	526,097
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,263,741
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	900,000	900,711
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	159,793
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,444,044
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,075,040
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,112,837
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	314,607
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,890
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,462,968
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	305,303
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,237,573
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	3,500,000	1,831,795
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,436,352
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 1,000,000	$ 1,056,000
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	882,880
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,800,000	1,717,308
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	841,280
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,159,774
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,842,829
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,391,287
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,505,670
Series 2009 D, 6.625% 11/1/39	1,445,000	1,450,462
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,654,020
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,160,940
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,770
Series 2000:
5.5% 4/1/17	1,000,000	1,022,390
5.6% 4/1/21	1,000,000	1,016,640
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,141,400
Series 2006, 5.5% 1/1/31	1,000,000	1,057,070
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	3,000,000	3,162,330
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,029,797
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,984,080
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	925,030
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,628,205
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	667,058
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	$ 600,000	$ 612,942
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,341,320
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	712,200
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,307,361
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	190,468
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	595,935
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,064,354
Lake County Forest Preservation District Series 2007 A, 0.772% 12/15/13 (d)	935,000	887,175
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,922,194
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375,000	1,790,513
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	476,510
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,349,830
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,323,981
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	581,012
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,344,768
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	180,320
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	64,566
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	930,250
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,975,600
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	$ 1,000,000	$ 1,057,540
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,197,059
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,009,408
Series 2009 A, 5.75% 4/1/38	2,900,000	3,051,148
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	1,000,000	451,700
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	846,780
0% 11/1/16 (FSA Insured)	1,000,000	755,550
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	852,540
		93,257,482
Indiana - 2.7%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,986,148
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,247,896
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,545,600
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,013,620
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,058,628
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	738,670
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,007,580
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,360
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	957,678
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	$ 2,000,000	$ 1,820,140
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	681,318
5% 7/1/35	500,000	500,750
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	995,550
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,905,453
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	748,412
		25,219,803
Iowa - 0.6%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	645,000	669,936
5.125% 6/1/39	140,000	117,166
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured) (c)	1,200,000	1,190,772
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,835,000	4,107,630
		6,085,504
Kansas - 1.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys. Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	1,905,662
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	355,160
5.25% 11/15/16	955,000	1,001,709
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,537,260
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,421,960
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,752,485
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.): - continued
5% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,390,000	$ 2,392,940
5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,585
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,011,490
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,013,990
		12,893,241
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,211,320
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,465,800
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	400,240
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,183,346
		8,260,706
Louisiana - 0.8%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,860,131
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,580,192
5.5% 6/1/41 (FGIC Insured)	1,000,000	974,990
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,589,076
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	976,330
0% 9/1/15 (AMBAC Insured)	700,000	482,293
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	408,584
		7,871,596
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,147,410
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	$ 1,000,000	$ 1,019,410
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,215,420
		3,382,240
Maryland - 1.0%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	502,450
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,826,888
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,015,000	1,113,688
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	1,022,070
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	970,000	982,309
6% 1/1/38	2,800,000	2,689,372
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	896,080
		9,032,857
Massachusetts - 3.2%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,410,612
Massachusetts Gen. Oblig.:
Series 2007 A, 1.245% 5/1/37 (d)	1,000,000	652,740
Series 2007 C:
5% 8/1/37	4,800,000	4,831,392
5.25% 8/1/24	2,200,000	2,397,450
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,062,920
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	855,770
5.125% 7/1/38	1,000,000	842,740
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	233,514
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,414,905
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	$ 5,000,000	$ 5,337,150
5% 8/15/30	4,500,000	4,579,515
Series 2007 A, 5% 8/15/37	2,200,000	2,180,310
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,673,940
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,030
		30,482,988
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,723,858
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,161,083
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,161,080
Series B, 5% 7/1/36	2,800,000	2,349,928
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,495,490
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,812,492
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,109,280
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,514,635
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,486,652
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,038,490
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,182,852
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	1,908,660
Series 2008 A, 5.75% 5/15/38	1,000,000	931,440
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,635,425
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	702,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 600,000	$ 683,436
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,060,770
		24,958,321
Minnesota - 1.7%
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,262,902
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,047,830
Series 2008 A:
5% 1/1/11 (g)	1,500,000	1,534,080
5% 1/1/14 (g)	1,000,000	1,029,810
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,086,190
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	836,231
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,021,160
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,054,300
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	947,300
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,038,940
Series 2003 11, 5.25% 12/1/18	1,000,000	1,090,950
		15,949,693
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	821,806
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.9472% 12/1/17 (d)	1,100,000	777,315
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,345,110
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	$ 2,000,000	$ 1,749,860
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	1,983,400
		5,855,685
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	923,640
Clark County Wtr. Reclamation District 5.625% 7/1/32	3,000,000	3,100,590
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,350
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,930
		6,148,510
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	1,000,000	987,650
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,038,020
		2,025,670
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	811,594
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,019,210
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,060
5.25% 3/1/23	2,000,000	2,097,220
5.25% 3/1/25	1,500,000	1,551,855
5.25% 3/1/26	915,000	947,089
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,053,610
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,725,776
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	$ 1,000,000	$ 1,002,890
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	430,276
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,012,160
		12,689,740
New Mexico - 0.2%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	1,805,000	1,905,990
New York - 11.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,634,250
5.75% 5/1/21	1,200,000	1,254,204
Series 2004:
5.75% 5/1/17	1,600,000	1,755,856
5.75% 5/1/25 (FSA Insured)	600,000	634,788
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,721,300
5% 2/15/47	1,200,000	1,045,644
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,398,292
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,101,470
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	940,130
Series 2005 G, 5% 8/1/15	1,000,000	1,110,040
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,558,980
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,108,560
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,333,368
Series 2009 I-1, 5.625% 4/1/29	600,000	640,716
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	540,000	540,032
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	502,540
Series 2003 A, 5.125% 6/15/34	2,000,000	2,010,160
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 E, 5% 6/15/34	$ 1,600,000	$ 1,601,008
Series 2005 D:
5% 6/15/37	400,000	397,000
5% 6/15/38	1,300,000	1,286,207
5% 6/15/39	500,000	493,100
Series 2009 A, 5.75% 6/15/40	2,300,000	2,449,224
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,821,996
Series FF 2, 5.5% 6/15/40	2,800,000	2,909,956
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,032,760
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,005,760
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,660,128
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,071,900
6% 11/1/28 (b)	2,000,000	2,165,520
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,091,860
Series 2004 B, 5% 8/1/32	1,300,000	1,307,449
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,001,190
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,013,540
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	2,886,894
Series 2009 A, 5% 2/15/34	1,100,000	1,101,639
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,614,315
Series C, 7.5% 7/1/10	100,000	102,216
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,009,470
Series 2007 B, 5.25% 7/1/24	200,000	186,090
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,160
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,176,054
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,101,500
Series B, 5% 11/15/34	1,200,000	1,182,960
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,008,091
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 A, 5.25% 11/15/36	$ 3,700,000	$ 3,615,751
Series 2008 C, 6.5% 11/15/28	1,000,000	1,110,170
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,587,075
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,659,872
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,595,580
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	2,700,000	1,731,807
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	1,030,000	1,126,418
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,024,590
5.25% 6/1/22 (AMBAC Insured)	950,000	969,019
5.5% 6/1/14	440,000	440,466
5.5% 6/1/16	4,700,000	4,783,331
5.5% 6/1/17	4,000,000	4,114,840
Series 2003B 1C:
5.5% 6/1/14	400,000	400,424
5.5% 6/1/15	1,700,000	1,734,051
5.5% 6/1/17	1,600,000	1,645,936
5.5% 6/1/18	2,800,000	2,903,292
5.5% 6/1/19	1,600,000	1,672,640
5.5% 6/1/21	5,000,000	5,175,200
5.5% 6/1/22	1,500,000	1,545,660
Series 2003B C1, 5.5% 6/1/16	1,000,000	1,032,450
		107,913,889
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	501,715
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,426,320
		1,928,035
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	$ 1,000,000	$ 998,550
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,325,016
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,172,280
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	357,673
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,692,414
Series D, 6.7% 1/1/19	1,115,000	1,136,140
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,062,230
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,041,380
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,434,456
		10,220,139
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,128,882
Ohio - 0.8%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,279,920
Series A-2:
5.875% 6/1/47	1,300,000	744,757
6.5% 6/1/47	2,200,000	1,389,674
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	903,020
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,554,795
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	426,888
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,364,720
		7,663,774
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,820,939
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	$ 1,600,000	$ 1,620,496
5.5% 8/15/22	2,865,000	3,014,782
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,566,540
		8,022,757
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	1,000,000	996,090
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,178,664
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,829,939
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	565,115
5.75% 8/1/26	1,000,000	1,119,820
5.75% 8/1/28	500,000	555,940
5.75% 8/1/29	500,000	553,970
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,134,270
		7,933,808
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	890,647
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,089,935
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,364,300
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,002,680
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,633,025
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,596,670
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	839,776
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	478,772
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	1,998,477
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	$ 2,000,000	$ 1,798,720
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	500,000	502,345
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,597,114
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,517,925
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	521,305
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	582,804
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	202,370
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,618,750
		23,235,615
Puerto Rico - 1.0%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,023,860
5% 12/1/12	2,500,000	2,578,475
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,001,810
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	589,050
5.75%, tender 7/1/17 (d)	1,100,000	1,097,173
Series N, 5.5% 7/1/22	1,100,000	1,034,924
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	2,400,000	308,232
Series 2009 A, 6% 8/1/42	1,400,000	1,408,344
		9,041,868
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,093,940
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	3,440,000	3,628,925
		4,722,865
South Carolina - 1.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,117,388
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,045,630
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,076,174
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	994,350
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,093,680
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	1,400,000	1,435,448
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,039,270
		10,801,940
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	968,940
5% 12/15/15	1,500,000	1,412,760
5% 12/15/16	1,500,000	1,392,540
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	994,140
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,416,268
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,772,853
		7,957,501
Texas - 11.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,184,592
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 1,000,000	$ 1,114,720
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	714,860
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,211,210
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,102,700
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	294,186
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	915,462
Comal Independent School District Series 2007, 5% 2/1/36	2,500,000	2,515,125
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,120,440
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,054,281
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,165,360
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	4,000,000	4,106,480
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (g)	1,400,000	1,403,234
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,409,675
Series A, 5.25% 11/1/12 (g)	1,000,000	1,037,560
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	335,415
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,337,203
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,487,459
Fort Bend Independent School District Series 2009, 5% 2/15/34 (c)	2,500,000	2,475,550
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,567,275
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,100
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,870,300
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	6,561,524
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.: - continued
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 498,980
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,288,932
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,033,730
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,016,120
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,384,480
0% 8/15/13	1,300,000	1,200,823
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,185,428
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	783,940
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,932,714
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,922,764
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	729,113
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,034,000
Lewisville Independent School District 0% 8/15/19	2,340,000	1,604,281
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,127,929
Longview Independent School District 5% 2/15/37	1,000,000	991,120
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	1,006,240
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	648,025
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,082,350
Mansfield Independent School District:
5.375% 2/15/26	145,000	148,574
5.5% 2/15/17	25,000	26,902
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,059,958
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,296,617
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	$ 1,000,000	$ 992,820
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,141,440
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,027,940
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	763,917
Northside Independent School District 5.5% 2/15/15	940,000	992,029
Northwest Texas Independent School District 5.5% 8/15/21	170,000	181,888
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	413,492
5.375% 8/15/37	2,000,000	2,067,760
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	4,645,000	3,600,247
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,686,911
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,546,984
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,217,499
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,636,096
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	345,000	359,921
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,122,880
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,456,822
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	48,836
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	860,244
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,323,108
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,000
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,677,495
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,542,649
Texas Wtr. Dev. Board Rev. Series 1999 A, 5.5% 7/15/21	1,000,000	1,011,460
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	$ 1,000,000	$ 1,127,150
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,826,746
5.5% 2/15/37	2,100,000	2,192,883
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,497,830
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,307
		110,626,085
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,128,127
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	396,836
6.125% 12/1/27 (AMBAC Insured)	1,000,000	954,920
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,584,478
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	967,140
		4,903,374
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,281,800
Washington - 6.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	707,110
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,715,000	1,740,245
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,950,000	1,946,373
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,026,620
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,014,200
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,800
5% 1/1/35	2,000,000	2,008,360
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,840,628
Series 2008, 5.75% 1/1/43	3,600,000	3,758,148
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,019,590
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,084,400
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,046,150
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,800
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,044,240
5.25% 1/1/26 (FSA Insured)	1,000,000	1,019,210
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	812,952
Series S5, 0% 1/1/18	2,230,000	1,627,811
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,211,080
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,002,700
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,974,170
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,005,210
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,120,210
Series 2006 D, 5.25% 10/1/33	1,000,000	1,010,510
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,796,478
		58,941,995
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.4%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(g)	$ 3,000,000	$ 3,056,520
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	956,820
		4,013,340
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	570,000	624,116
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	452,964
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	355,435
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,828
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,196,671
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	870,650
Series B, 6% 2/15/25	1,500,000	1,485,795
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	963,890
		6,019,349
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,000,000	1,010,520
TOTAL MUNICIPAL BONDS (Cost $931,280,221)		921,859,087
Municipal Notes - 0.3%

California - 0.2%
California Gen. Oblig. 3.5% 8/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	1,800,000	1,800,000
Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	1,500,000	1,500,900
TOTAL MUNICIPAL NOTES (Cost $3,300,000)		3,300,900
Money Market Funds - 0.9%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.39% (e)(f) (Cost $8,389,000)	8,389,000	$ 8,389,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $942,969,221)		933,548,987
NET OTHER ASSETS - 1.8%		17,017,101
NET ASSETS - 100%		$ 950,566,088
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 4,655
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 8,389,000	$ 8,389,000	$ -	$ -
Municipal Securities	925,159,987	-	925,159,987	-
Total Investments in Securities:	$ 933,548,987	$ 8,389,000	$ 925,159,987	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $942,643,424. Net unrealized depreciation aggregated $9,094,437, of which $18,915,755 related to appreciated investment securities and $28,010,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009